Debt - eOne IP Credit Facility - Narrative (Details) $ in Millions	12 Months Ended
Mar. 31, 2025 USD ($)
LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Credit facility, maximum principal amount	$ 1,250.0
Secured Debt | Line of Credit | eOne IP Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum principal amount	340.0
Periodic payment, principal	$ 8.5
Basis spread on variable interest rate (as percent)	2.25%
Effective interest rate (as percent)	6.57%
Secured Debt | Line of Credit | eOne IP Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Credit facility, maximum principal amount	$ 340.0
Periodic payment, principal	$ 8.5
Basis spread on variable interest rate (as percent)	2.25%
Effective interest rate (as percent)	6.57%